SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2015
Brand names [Member]
Other Intangible Asset Economic Useful Lives	5 years
Other intangibles [Member] | Maximum [Member]
Other Intangible Asset Economic Useful Lives	10 years
Other intangibles [Member] | Minimum [Member]
Other Intangible Asset Economic Useful Lives	2 years
Patent [Member]
Other Intangible Asset Economic Useful Lives	10 years
Customer relationship and acquired technology [Member] | Maximum [Member]
Other Intangible Asset Economic Useful Lives	15 years
Customer relationship and acquired technology [Member] | Minimum [Member]
Other Intangible Asset Economic Useful Lives	3 years
Capitalized courses development costs [Member]
Other Intangible Asset Economic Useful Lives	3 years